11. RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of financial position and results of operations of MSTI
Summary of Statements of Financial Condition	Three Months Ended
March 31, 2016
Assets
Current assets	$3,609
Noncurrent assets	2,877,313
Total assets	2,880,922

Liabilities and Equity
Current liabilities	234,362
Noncurrent liabilities	-
Equity	2,646,560
Total liabilities and equity	$2,880,922

Summary of Statements of Operations

Revenues	$177
Expense	14,210
Net loss	$(14,033)

Summary of Statements of Financial Condition	2015
(UNAUDITED)
Assets
Current assets	$4,481
Noncurrent assets	2,869,553
Total assets	2,874,034

Liabilities and Equity
Current liabilities	213,264
Noncurrent liabilities	-
Equity	2,660,770
Total liabilities and equity	$2,874,034

Summary of Statements of Operations

Revenues	$1,364
Expense	470,342
Net loss	$(468,978)